                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02851

                           Van Kampen High Yield Fund
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 8/31

Date of reporting period: 11/30/05

Item 1.  Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS NOVEMBER 30, 2005 (UNAUDITED)






PAR
AMOUNT
(000)                    DESCRIPTION                                                       COUPON       MATURITY      VALUE


                         CORPORATE BONDS    93.4%
                         AEROSPACE    1.5%
            $  3,745     Hexcel Corp.                                                       6.750%      02/01/15    $   3,632,650
               6,440     K & F Acquisition, Inc.                                            7.750       11/15/14        6,520,500
                                                                                                                    -------------
                                                                                                                       10,153,150
                                                                                                                    -------------

                         AEROSPACE    1.8%
               3,935     Ford Motor Credit Co.                                              5.625       10/01/08        3,546,372
               4,450     General Motors Acceptance Corp.                                    4.375       12/10/07        3,988,388
               4,370     General Motors Acceptance Corp.                                    6.875       09/15/11        3,952,958
                 890     General Motors Acceptance Corp.                                    6.875       08/28/12          806,957
                                                                                                                    -------------
                                                                                                                       12,294,675
                                                                                                                    -------------
                         BROADCASTING    0.6%
               1,465     Lin Television Corp.                                               6.500       05/15/13        1,410,062
               1,905     Lin Television Corp., 144A - Private Placement (a)                 6.500       05/15/13        1,833,562
               1,185     Salem Communications Corp.                                         7.750       12/15/10        1,227,956
                                                                                                                    -------------
                                                                                                                        4,471,580
                                                                                                                    -------------

                         CABLE    6.1%
               4,815     Cablecom Luxembourg SCA, 144A - Private Placement (Euro)           9.375       04/15/14        6,450,364
                         (Luxembourg) (a)
               6,005     Cablevision Systems Corp. (Variable Rate Coupon)                   8.716       04/01/09        6,155,125
               3,794     CCH I, LLC, 144A - Private Placement (a)                          11.000       10/01/15        3,272,325
               1,290     Echostar DBS Corp.                                                 6.625       10/01/14        1,251,300
                 460     Intelsat Bermuda Ltd., 144A - Private Placement                    8.250       01/15/13          462,300
                         (Bermuda) (a)
               4,315     Intelsat Bermuda Ltd., 144A - Private Placement                    8.625       01/15/15        4,347,362
                         (Bermuda) (a)
               3,255     Intelsat Bermuda Ltd., 144A - Private Placement                    8.695       01/15/12        3,320,100
                         (Variable Rate Coupon) (Bermuda) (a)
               5,670     Kabel Deutschland GmbH, 144A - Private Placement                  10.625       07/01/14        6,123,600
                         (Germany) (a)
                 898     PanAmSat Corp.                                                     9.000       08/15/14          947,390
               7,205     PanAmSat Holding Corp. (b)                                      0/10.375       11/01/14        5,061,512
               2,295     Renaissance Media Group                                           10.000       04/15/08        2,295,000
               1,645     Satelites Mexicanos SA, Ser B (Mexico) (c)                        10.125       11/01/04          847,175
               2,450     Telenet Group Holding NV, 144A - Private Placement              0/11.500       06/15/14        2,002,875
                         (Belgium) (a) (b)
                                                                                                                    -------------
                                                                                                                       42,536,428
                                                                                                                    -------------

                         CHEMICALS    8.2%
               2,855     Cognis Deutschland GmbH & Co., 144A - Private Placement            7.226       11/15/13        3,467,028
                         (Euro) (Variable Rate Coupon) (Germany) (a)
               4,950     Equistar Chemicals LP                                             10.125       09/01/08        5,401,687



                 620     Equistar Chemicals LP                                             10.625       05/01/11          686,650
               2,170     Huntsman Advanced Materials LLC                                   11.000       07/15/10        2,479,225
                 952     Huntsman International LLC                                        10.125       07/01/09          985,320
               4,000     Huntsman International LLC (Euro)                                 10.125       07/01/09        4,904,642
               2,233     Innophos Investments Holdings, Inc., 144A - Private               12.340       02/15/15        2,110,435
                         Placement (Variable Rate Coupon) (a)
               4,075     Innophos, Inc.,144A - Private Placement (a)                        8.875       08/15/14        4,115,750
               1,245     ISP Chemco, Inc., Ser B                                           10.250       07/01/11        1,332,150
               6,235     ISP Holdings, Inc., Ser B                                         10.625       12/15/09        6,562,337
               1,485     Koppers, Inc.                                                      9.875       10/15/13        1,618,650
               2,700     Millennium America, Inc.                                           7.000       11/15/06        2,740,500
               1,930     Millennium America, Inc.                                           9.250       06/15/08        2,094,050
               1,640     Nalco Co.                                                          7.750       11/15/11        1,693,300
               5,110     Nalco Co.                                                          8.875       11/15/13        5,327,175
               4,810     Rhodia SA (France)                                                 8.875       06/01/11        4,906,200
               1,860     Rhodia SA (Euro) (France)                                          8.000       06/01/10        2,308,070
               2,268     Rockwood Specialties Group, Inc.                                  10.625       05/15/11        2,466,450
               1,390     Rockwood Specialties Group, Inc., 144A - Private                   7.625       11/15/14        1,687,975
                         Placement (Euro) (a)
                                                                                                                    -------------
                                                                                                                       56,887,594
                                                                                                                    -------------

                         CONSUMER PRODUCTS    3.2%
               2,735     Amscan Holdings, Inc.                                              8.750       05/01/14        2,078,600
               8,210     Levi Strauss & Co. (Variable Rate Coupon)                          8.804       04/01/12        8,353,675
               2,295     Oxford Industrials, Inc.                                           8.875       06/01/11        2,352,375
               4,635     Rayovac Corp.                                                      8.500       10/01/13        4,223,644
               2,860     Spectrum Brands, Inc.                                              7.375       02/01/15        2,488,200
               2,632     Tempur Pedic, Inc.                                                10.250       08/15/10        2,845,850
                                                                                                                    -------------
                                                                                                                       22,342,344
                                                                                                                    -------------

                         DIVERSIFIED MEDIA    4.9%
               1,155     Advanstar Communications, Inc.                                    10.750       08/15/10        1,279,162
               2,840     AMC Entertainment, Inc. (Variable Rate Coupon)                     8.590       08/15/10        2,932,300
               6,187     CanWest Media, Inc. (Canada)                                       8.000       09/15/12        6,372,453
               2,282     Dex Media East/Finance Corp., LLC                                 12.125       11/15/12        2,669,940
               3,587     Dex Media West/Finance Corp., LLC, Ser B                           9.875       08/15/13        3,986,054
               1,870     Houghton Mifflin Co.                                               8.250       02/01/11        1,947,137
               5,405     Houghton Mifflin Co.                                               9.875       02/01/13        5,769,837
               2,990     Nebraska Book Co., Inc.                                            8.625       03/15/12        2,765,750
               6,245     Primedia, Inc.                                                     8.875       05/15/11        6,010,812
                                                                                                                    -------------
                                                                                                                       33,733,445
                                                                                                                    -------------

                         ENERGY    7.9%
               4,925     Chaparral Energy, Inc., 144A - Private Placement (a) (d)           8.500       12/01/15        5,023,500
               6,870     CHC Helicopter Corp. (Canada)                                      7.375       05/01/14        6,955,875
               3,200     Chesapeake Energy Corp.                                            6.625       01/15/16        3,184,000
               3,125     Chesapeake Energy Corp.                                            7.500       09/15/13        3,312,500
               1,645     Compagnie Generale de Geophysique SA (France)                      7.500       05/15/15        1,694,350
               5,120     El Paso Production Holding Co.                                     7.750       06/01/13        5,273,600
               1,800     Hanover Compressor Co.                                             8.625       12/15/10        1,903,500
                 890     Hanover Compressor Co.                                             9.000       06/01/14          970,100
                 109     Hanover Equipment Trust, Ser A                                     8.500       09/01/08          113,360
               3,042     Hanover Equipment Trust, Ser B                                     8.750       09/01/11        3,224,520



               2,555     Hilcorp Energy/Finance Corp., 144A - Private Placement             7.750       11/01/15        2,599,712
                         (a)
               2,731     Hilcorp Energy/Finance Corp., 144A - Private Placement            10.500       09/01/10        3,038,237
                         (a)
               3,460     Husky Oil Ltd. (Canada)                                            8.900       08/15/28        3,730,918
               1,863     Magnum Hunter Resources, Inc.                                      9.600       03/15/12        2,026,012
               3,450     Pacific Energy Partners                                            7.125       06/15/14        3,605,250
               3,800     Pogo Producing Co., 144A - Private placement (a)                   6.875       10/01/17        3,724,000
               4,422     Vintage Petroleum, Inc.                                            7.875       05/15/11        4,643,100
                                                                                                                    -------------
                                                                                                                       55,022,534
                                                                                                                    -------------

                         FINANCIAL    0.5%
               3,395     Residential Capital Corp.                                          6.375       06/30/10        3,425,490
                                                                                                                    -------------

                         FOOD & DRUG    2.2%
               2,625     Delhaize America, Inc.                                             8.125       04/15/11        2,850,073
               1,450     Jean Coutu Group (PJC), Inc. (Canada)                              7.625       08/01/12        1,428,250
               3,740     Jean Coutu Group (PJC), Inc. (Canada)                              8.500       08/01/14        3,487,550
               1,700     Jitney-Jungle Stores America, Inc. (c) (e) (f)                    12.000       03/01/06                0
               3,945     Kroger Co., 144A - Private Placement (a)                           8.500       07/15/17        4,334,957
               3,130     Rite Aid Corp.                                                     8.125       05/01/10        3,145,650
                                                                                                                    -------------
                                                                                                                       15,246,480
                                                                                                                    -------------

                         FOOD & TOBACCO    3.6%
               3,125     Michael Foods, Inc.                                                8.000       11/15/13        3,222,656
               1,795     Pilgrim's Pride Corp.                                              9.250       11/15/13        1,956,550
               6,630     Pilgrim's Pride Corp.                                              9.625       09/15/11        7,044,375
               5,290     RJ Reynolds Tobacco Holdings, Inc., 144A - Private                 6.500       07/15/10        5,237,100
                         Placement (a)
               5,545     Smithfield Foods, Inc.                                             7.000       08/01/11        5,676,694
               1,080     Smithfield Foods, Inc.                                             8.000       10/15/09        1,147,500
                 450     Smithfield Foods, Inc., Ser B                                      7.750       05/15/13          479,250
                                                                                                                    -------------
                                                                                                                       24,764,125
                                                                                                                    -------------

                         FOREST PRODUCTS    6.3%
               4,090     Abitibi-Consolidated, Inc. (Canada)                                6.000       06/20/13        3,537,850
               1,470     Abitibi-Consolidated, Inc. (Canada)                                7.750       06/15/11        1,418,550
               2,015     Crown Americas, 144A - Private Placement (a)                       7.625       11/15/13        2,075,450
               1,975     Crown European Holdings SA (Euro) (France)                         6.250       09/01/11        2,471,148
               6,735     Georgia-Pacific Corp.                                              8.875       02/01/10        7,593,713
               3,840     Graham Packaging Co., Inc.                                         8.500       10/15/12        3,782,400
               3,965     Graham Packaging Co., Inc.                                         9.875       10/15/14        3,855,963
               4,870     Graphic Packaging International, Inc.                              9.500       08/15/13        4,626,500
               1,535     JSG Funding PLC (Euro) (Ireland)                                  10.125       10/01/12        1,945,498
                 130     Owens-Brockway Glass Containers, Inc.                              8.875       02/15/09          137,150
               2,100     Owens-Illinois, Inc.                                               7.350       05/15/08        2,131,500
               5,540     Owens-Illinois, Inc.                                               7.500       05/15/10        5,581,550
                 855     Pliant Corp.                                                      11.125       09/01/09          743,850
               1,985     Pliant Corp.                                                      13.000       06/01/10          387,075
               1,495     Pliant Corp.                                                      13.000       06/01/10          291,525
               4,930     Tembec Industries, Inc. (Canada)                                   7.750       03/15/12        2,933,350
                 400     Tembec Industries, Inc. (Canada)                                   8.500       02/01/11          242,000
                                                                                                                    -------------
                                                                                                                       43,755,072
                                                                                                                    -------------

                         GAMING & LEISURE    5.9%

                 475     Ceasars Entertainment                                              7.000       04/15/13          505,243
                 993     Ceasars Entertainment                                              8.875       09/15/08        1,074,923
                 434     HMH Properties, Inc., Ser B                                        7.875       08/01/08          442,680
               5,365     Host Marriott LP                                                   6.375       03/15/15        5,351,588
               4,240     Host Marriott LP                                                   7.125       11/01/13        4,420,200
               7,200     Isle of Capri Casinos, Inc.                                        7.000       03/01/14        7,056,000
               3,630     Las Vegas Sands Corp.                                              6.375       02/15/15        3,512,025
               9,470     MGM Mirage, Inc.                                                   6.000       10/01/09        9,446,325
               1,835     Starwood Hotels & Resorts Worldwide, Inc.                          7.875       05/01/12        2,018,500
               3,005     Station Casinos, Inc.                                              6.000       04/01/12        3,012,513
               3,795     Station Casinos, Inc.                                              6.875       03/01/16        3,870,900
                                                                                                                    -------------
                                                                                                                       40,710,897
                                                                                                                    -------------

                         HEALTHCARE    6.7%
               4,145     AmerisourceBergen Corp., 144A - Private Placement (a)              5.625       09/15/12        4,155,363
               2,860     Community Health Systems, Inc.                                     6.500       12/15/12        2,834,975
               3,275     DaVita, Inc.                                                       6.625       03/15/13        3,373,250
               3,375     Fisher Scientific International, Inc., 144A - Private              6.125       07/01/15        3,379,219
                         Placement (a)
               6,805     Fresenius Medical Care Capital Trust IV                            7.875       06/15/11        7,298,363
               3,620     HCA, Inc.                                                          6.300       10/01/12        3,614,385
               2,085     HCA, Inc.                                                          8.700       02/10/10        2,266,526
                 940     HCA, Inc.                                                          8.750       09/01/10        1,036,997
               3,980     Medcath Holdings Corp.                                             9.875       07/15/12        4,258,600
                 850     National Nephrology Associates, Inc., 144A - Private               9.000       11/01/11          939,250
                         Placement (a)
                 830     Tenet Healthcare Corp.                                             7.375       02/01/13          759,450
               3,880     Tenet Healthcare Corp.                                             9.875       07/01/14        3,909,100
               4,900     VWR International, Inc.                                            6.875       04/15/12        4,887,750
               3,975     Warner Chilcott Corp., 144A - Private Placement (a)                8.750       02/01/15        3,637,125
                                                                                                                    -------------
                                                                                                                       46,350,353
                                                                                                                    -------------

                         HOUSING    3.8%
              10,520     Associated Materials, Inc. (b)                                  0/11.250       03/01/14        4,523,600
               2,190     Goodman Global Holdings, Inc., 144A - Private Placement            7.875       12/15/12        2,069,550
                         (a)
               1,350     Goodman Global Holdings, Inc., 144A - Private Placement            6.410       06/15/12        1,343,250
                         (Variable Rate Coupon) (a)
               1,180     Interface, Inc.                                                    7.300       04/01/08        1,188,850
               4,465     Interface, Inc.                                                    9.500       02/01/14        4,465,000
               1,435     Interface, Inc.                                                   10.375       02/01/10        1,549,800
               5,915     Nortek, Inc.                                                       8.500       09/01/14        5,707,975
               1,596     Technical Olympic USA, Inc.                                        9.000       07/01/10        1,599,990
               2,660     Technical Olympic USA, Inc.                                        9.000       07/01/10        2,666,650
               1,612     Technical Olympic USA, Inc.                                       10.375       07/01/12        1,595,880
                                                                                                                    -------------
                                                                                                                       26,710,545
                                                                                                                    -------------

                         INFORMATION TECHNOLOGY    2.2%
                 525     Iron Mountain, Inc.                                                6.625       01/01/16          490,875
               2,300     Iron Mountain, Inc.                                                7.750       01/15/15        2,334,500
               5,045     Iron Mountain, Inc.                                                8.625       04/01/13        5,297,250
               2,940     Nortel Networks Ltd. (Canada)                                      6.125       02/15/06        2,947,350
               3,540     Sungard Data Systems, Inc., 144A - Private Placement (a)           9.125       08/15/13        3,681,600




                 320     Sungard Data Systems, Inc., 144A - Private Placement               8.525       08/15/13          333,200
                         (Variable Rate Coupon) (a)
                                                                                                                    -------------
                                                                                                                       15,084,775
                                                                                                                    -------------

                         MANUFACTURING    3.2%
               2,185     General Cable Corp.                                                9.500       11/15/10        2,337,950
               1,959     JohnsonDiversey, Inc. (Euro)                                       9.625       05/15/12        2,321,210
               4,463     JohnsonDiversey, Inc., Ser B                                       9.625       05/15/12        4,485,315
               2,574     Manitowoc Co., Inc.                                               10.500       08/01/12        2,882,880
                  55     Manitowoc Co., Inc. (Euro)                                        10.375       05/15/11           70,357
               6,525     NMHG Holdings Co.                                                 10.000       05/15/09        6,981,750
               3,265     Propex Fabrics, Inc.                                              10.000       12/01/12        2,852,794
                                                                                                                    -------------
                                                                                                                       21,932,256
                                                                                                                    -------------

                         METALS    2.4%
               1,661     Doe Run Resources Corp. (Acquired 04/15/03 to 10/15/04,            8.500       11/01/08        1,311,895
                         Cost $676,263) (g) (h)
               1,340     Foundation PA Coal Co.                                             7.250       08/01/14        1,373,500
               6,975     Novelis, Inc. (Canada)                                             7.250       02/15/15        6,556,500
               2,445     SGL Carbon Luxembourg SA, 144A - Private Placement                 8.500       02/01/12        3,170,922
                         (Euro) (Luxembourg) (a)
               4,123     UCAR Finance, Inc.                                                10.250       02/15/12        4,370,380
                                                                                                                    -------------
                                                                                                                       16,783,197
                                                                                                                    -------------

                         RETAIL    0.7%
               3,110     Brown Shoe Co., Inc.                                               8.750       05/01/12        3,234,400
               1,980     General Nutrition Center, Inc.                                     8.500       12/01/10        1,712,700
                                                                                                                    -------------
                                                                                                                        4,947,100
                                                                                                                    -------------

                         SERVICES    2.8%
               5,715     Allied Waste North America, Inc.                                   6.375       04/15/11        5,643,563
               1,850     Allied Waste North America, Inc.                                   7.875       04/15/13        1,933,250
               1,437     Allied Waste North America, Inc., Ser B                            9.250       09/01/12        1,569,923
               1,590     Buhrmann US, Inc.                                                  7.875       03/01/15        1,578,075
               3,580     Buhrmann US, Inc.                                                  8.250       07/01/14        3,597,900
               4,245     MSW Energy Holdings LLC, Ser B                                     7.375       09/01/10        4,361,738
                 985     MSW Energy Holdings/Finance                                        8.500       09/01/10        1,049,025
                                                                                                                    -------------
                                                                                                                       19,733,474
                                                                                                                    -------------

                         TELECOMMUNICATIONS    1.8%
               6,440     Axtel SA (Mexico)                                                 11.000       12/15/13        7,228,900
               6,030     Exodus Communications, Inc. (c) (e) (f)                           11.250       07/01/08                0
                 770     Exodus Communications, Inc. (c) (e) (f)                           11.625       07/15/10                0
               4,000     Exodus Communications, Inc. (Euro) (c) (e) (f)                    11.375       07/15/08                0
               8,250     GST Network Funding, Inc. (c) (e) (f)                             10.500       05/01/08              825
               4,000     Park N View, Inc., Ser B (c) (e) (f)                              13.000       05/15/08                0
               4,405     Qwest Communications International, Inc. (Variable Rate            7.840       02/15/09        4,487,594
                         Coupon)
                 990     Qwest Corp.                                                        5.625       11/15/08          985,050
                                                                                                                    -------------
                                                                                                                       12,702,369
                                                                                                                    -------------

                         TRANSPORTATION    5.2%
               6,725     Amsted Industries, Inc., 144A - Private Placement (a)             10.250       10/15/11        7,305,031
               1,765     Arvinmeritor, Inc.                                                 8.750       03/01/12        1,659,100
               1,690     General Motors Corp.                                               7.125       07/15/13        1,174,550




               3,285     General Motors Corp.                                               8.375       07/15/33        2,233,800
               5,585     Lear Corp.                                                         8.110       05/15/09        5,272,212
               5,720     Petro Stopping Centers, LP                                         9.000       02/15/12        5,705,700
               7,685     Sonic Automotive, Inc., Ser B                                      8.625       08/15/13        7,358,388
               5,471     TRW Automotive, Inc.                                               9.375       02/15/13        5,922,358
                                                                                                                    -------------
                                                                                                                       36,631,139
                                                                                                                    -------------

                         UTILITY    8.1%
                 925     AES Corp.                                                          7.750       03/01/14          964,313
                 528     AES Corp.                                                          8.875       02/15/11          571,560
                 740     AES Corp.                                                          9.375       09/15/10          808,450
               3,035     AES Corp., 144A - Private Placement (a)                            9.000       05/15/15        3,334,706
               5,930     CMS Energy Corp.                                                   7.500       01/15/09        6,093,075
               2,825     Colorado Interstate Gas Co., 144A - Private Placement              6.800       11/15/15        2,880,107
                         (a)
               1,745     Dynegy Holdings, Inc.                                              6.875       04/01/11        1,705,738
               3,830     Dynegy Holdings, Inc., 144A - Private Placement (a)                9.875       07/15/10        4,203,425
               1,355     IPALCO Enterprises, Inc.                                           8.625       11/14/11        1,487,113
               4,645     Monongahela Power Co.                                              5.000       10/01/06        4,644,893
               2,515     Nevada Power Co.                                                   9.000       08/15/13        2,783,094
               2,945     Nevada Power Co., Ser A                                            8.250       06/01/11        3,268,950
                 995     Northwest Pipeline Corp.                                           8.125       03/01/10        1,060,919
               5,792     Ormat Funding Corp.                                                8.250       12/30/20        5,820,461
                 610     PSEG Energy Holdings                                               7.750       04/16/07          625,250
               4,030     PSEG Energy Holdings                                               8.625       02/15/08        4,206,313
               3,495     Reliant Energy, Inc.                                               6.750       12/15/14        3,075,600
               1,955     Southern Natural Gas Co.                                           8.875       03/15/10        2,100,374
               6,210     Williams Cos., Inc.                                                7.875       09/01/21        6,582,600
                                                                                                                    -------------
                                                                                                                       56,216,941
                                                                                                                    -------------

                         WIRELESS COMMUNICATIONS    3.8%
               3,090     American Tower Corp.                                               7.125       10/15/12        3,205,875
               3,085     American Tower Corp.                                               7.500       05/01/12        3,231,538
               2,300     Rural Cellular Corp.                                               9.625       05/15/08        2,348,875
               3,865     Rural Cellular Corp. (Variable Rate Coupon)                        8.370       03/15/10        3,990,613
               4,249     SBA Communications Corp. (b)                                     0/9.750       12/15/11        3,909,080
               1,148     SBA Communications Corp.                                           8.500       12/01/12        1,280,020
               4,040     UbiquiTel Operating Co.                                            9.875       03/01/11        4,489,450
               3,695     Wind Acquisition Financial SA, 144A - Private Placement           10.750       12/01/15        3,861,275
                         (Luxembourg) (a)
                                                                                                                    -------------
                                                                                                                       26,316,726
                                                                                                                    -------------

                         TOTAL CORPORATE BONDS    93.4%                                                               648,752,689
                                                                                                                    -------------

                         FOREIGN CONVERTIBLE CORPORATE OBLIGATION    0.5%
               3,980     Nortel Networks Corp. (Canada)                                     4.250       09/01/08        3,751,150
                                                                                                                    -------------


DESCRIPTION                                                                                                            VALUE

EQUITIES    0.2%
                       DecisionOne Corp. (10,890 Common Stock Warrants
                       Class A) (f) (i)                                                                                         0




                       DecisionOne Corp. (18,765 Common Stock Warrants Class                                                  0
                       B) (f) (i)
                       DecisionOne Corp. (11,130 Common Stock Warrants Class                                                  0
                       C) (f) (i)
                       DecisionOne Corp. (19,895 Common Shares) (f) (i)                                                       0

                       Doe Run Resources Corp. (29 Common Stock Warrants) (f)(i)                                              0
                       HCI Direct, Inc. (106,250 Common Shares Class 1) (f) (i)                                       1,593,750

                       HF Holdings, Inc. (36,820 Common Stock Warrants) (f) (i)                                               0

                       Hosiery Corp. of America, Inc., 144A - Private Placement                                               0
                       (1,000 Common Shares Class A) (a) (f) (i)

                       Jazztel, PLC, 144A - Private Placement (5,000 Common                                                   0
                       Stock Warrants) (Euro) (United Kingdom) (a) (f) (i)

                       OpTel, Inc., 144A - Private Placement (3,275 Common                                                    0
                       Shares) (a) (f) (i)
                       Park N View, Inc., 144A - Private Placement (4,000                                                     0
                       Common Stock Warrants) (a) (e) (f) (i)
                       Reunion Industries, Inc. (107,947 Common Stock                                                         0
                       Warrants) (f) (i)
                       Ventelo, Inc., 144A - Private Placement (73,021 Common                                                 0
                       Shares) (Euro) (United Kingdom) (a) (f) (i)

                       Viatel Holding Bermuda Ltd. (7,852 Common Shares)                                                    157
                       (Bermuda) (i)
                       VS Holdings, Inc. (946,962 Common Shares) (f) (i)                                                      0
                                                                                                                  -------------

TOTAL EQUITIES                                                                                                        1,593,907
                                                                                                                  -------------

TOTAL LONG-TERM INVESTMENTS    94.1%
   (Cost $694,225,698)                                                                                              654,097,746

REPURCHASE AGREEMENT    4.8%

                       State Street Bank & Trust Co. ($33,115,000 par
                       collateralized by U.S. Government obligations in a
                       pooled cash account, interest rate of 3.93%, dated
                       11/30/05, to be sold on 12/01/05 at $33,118,615)                                              33,115,000
                                                                                                                  -------------
                        (Cost $33,115,000)

TOTAL INVESTMENTS    98.9%
   (Cost $729,362,336)                                                                                              687,212,746

FOREIGN CURRENCY    0.1%
   (Cost $727,340,698)                                                                                                  645,261

OTHER ASSETS IN EXCESS OF LIABILITIES    1.0%                                                                         6,708,034
                                                                                                                  -------------

NET ASSETS    100.0%                                                                                               $694,566,041
                                                                                                                  =============


Percentages are calculated as a percentage of net assets.

(a) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(b) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(c)      Non-income producing as security is in default.

(d)      Security purchased on a when-issued or delayed delivery basis.

(e)      This borrower has filed for protection in federal bankruptcy court.

(f) Market value is determined in accordance with procedures established in good faith by the Board of Trustees.

(g)      Payment-in-kind security.

(h) This security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. This restricted security comprises 0.2% of net assets.

(i) Non-income producing security as this stock currently does not declare dividends.

(Euro) - Eurodollar

Item 2.  Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen High Yield Fund

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: January 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: January 19, 2006

By: /s/ Phillip G. Goff
    -------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: January 19, 2006